Net (loss) earnings per share - Disclosure of detailed information of earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Net (loss) earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	$ (48,343)	$ 85,285
Net loss attributable to Osisko Gold Royalties Ltd's shareholders	$ (48,343)	$ (118,754)
Basic weighted average number of common shares outstanding (in thousands)	185,226	180,398
Dilutive effect of share options	0	255
Diluted weighted average number of common shares	185,226	180,653
Net (loss) earnings per share from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders
Net earnings per share from continuing operations - Basic	$ (0.26)	$ 0.47
Net earnings per share from continuing operations - Diluted	(0.26)	0.47
Net loss per share - Basic	(0.26)	(0.66)
Net loss per share - Diluted	$ (0.26)	$ (0.66)